Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 16,206	$ 109,917
Trade accounts receivable	143	48
Prepayments and other assets	1,105	692
Inventories	718	1,220
Due from related party	0	1,086
Total current assets	18,172	112,963
FIXED ASSETS, NET:
Vessels, net	916,697	947,377
Total fixed assets, net	916,697	947,377
OTHER NON-CURRENT ASSETS:
Restricted cash	50,000	0
Due from related party	1,350	1,350
Accrued charter revenue	745	342
Deferred charges	2,223	1,404
Total assets	989,187	1,063,436
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing fees of $2,518 and $3,046, respectively	45,482	251,754
Trade payables	5,496	5,736
Due to related party	2,202	306
Accrued liabilities	1,641	4,206
Unearned revenue	9,814	10,740
Total current liabilities	64,635	272,742
NON-CURRENT LIABILITIES:
Deferred revenue	3,173	3,147
Long-term debt, net of current portion and unamortized deferred financing fees of $7,328 and $6,938, respectively	607,672	461,062
Total non-current liabilities	610,845	464,209
Commitments and contingencies	0	0
PARTNERS' EQUITY:
Common unitholders (unlimited authorized; 35,490,000 units issued and outstanding as at December 31, 2019 and 2018)	187,021	199,400
General Partner (35,526 units issued and outstanding as at December 31, 2019 and 2018)	(28)	(16)
Total partners' equity	313,707	326,485
Total liabilities and partners' equity	989,187	1,063,436
Series A Preferred Stock
PARTNERS' EQUITY:
Total partners' equity	73,216	73,216
Preferred unitholders	73,216	73,216
Series B Preferred Stock
PARTNERS' EQUITY:
Total partners' equity	53,498	53,885
Preferred unitholders	$ 53,498	$ 53,885